INVENTORY (Tables)	3 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
Schedule of Inventory
	March 31, 2026	December 31, 2025

Raw materials and components	$62,032	$59,585
Work in progress	18,792	15,478
Finished goods	912	486

Total inventory	$81,736	$75,549